Schedule of Funding Commitment (Details) - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Royalty Purchase Agreement
Balance at the beginning of year	$ 2,254,486	$ 2,570,700	$ 2,570,700
Qualified expenditures paid by GoldMining		(316,214)
Reduction in amounts due to parent	(1,158,143)
Settlement of promissory note payable	(1,096,343)
Balance at the end of year		$ 2,254,486	$ 2,570,700